                              Domini Advisor Trust
                             536 Broadway, 7th Floor
                            New York, New York 10012

                                                               November 19, 2007

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

     Re: Domini Advisor Trust (File No. 333-119693 and 811-21653)

Ladies and Gentlemen:

     On behalf the Domini Advisor Trust (the "Trust") and each of its series, the Domini Social Equity Portfolio, Domini European Social Equity Portfolio,
Domini European PacAsia Social Equity Portfolio and Domini PacAsia Social Equity
Portfolio, we are hereby filing Post-Effective Amendment No. 8 to the Trust's
Registration Statement on Form N-1A (the "Amendment"), under the Securities Act of 1933, as amended (the "1933 Act").

     The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on November 30, 2007, for the purpose of including the financial statements of the series of the Trust named above and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

                                        Sincerely,

                                        /s/ Megan L. Dunphy
                                        ----------------------------------------
                                        Megan L. Dunphy